[840620.TX]1

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 73.2%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.5%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	500,000	$522,656	(a)(b)
Windstream Services LLC/Windstream Finance Corp., Senior Secured Notes	8.625%	10/31/25	650,000	635,105	*(a)(c)

Total Diversified Telecommunication Services				1,157,761

Wireless Telecommunication Services - 2.3%
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	453,325	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	1,341,238	(b)
Total Wireless Telecommunication Services				1,794,563

TOTAL COMMUNICATION SERVICES				2,952,324

CONSUMER DISCRETIONARY - 17.0%
Diversified Consumer Services - 1.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,320,000	1,409,559	(a)

Hotels, Restaurants & Leisure - 14.1%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,620,000	1,689,522	(a)(b)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	1,710,000	1,849,156	(a)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	1,950,000	2,072,284	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	650,000	651,224	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	1,480,000	1,531,800	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	2,000,000	2,010,830	(a)(b)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	1,080,000	1,142,475	(a)

Total Hotels, Restaurants & Leisure				10,947,291

Household Durables - 0.9%
APX Group Inc., Senior Notes	8.750%	12/1/20	668,000	669,879	(b)

Specialty Retail - 0.2%
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	130,000	116,428	(a)

TOTAL CONSUMER DISCRETIONARY				13,143,157

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	1

[840620.TX]2

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 1.6%
Tobacco - 1.6%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	1,980,000		$1,261,755	(b)

ENERGY - 20.2%
Energy Equipment & Services - 2.4%
Pride International LLC, Senior Notes	7.875%	8/15/40	1,750,000		835,625	(b)
USA Compression Partners LP/USA Compression Finance Corp., Senior Notes	6.875%	4/1/26	1,000,000		1,041,874

Total Energy Equipment & Services					1,877,499

Oil, Gas & Consumable Fuels - 17.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,010,000		788,027	(a)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,850,000		1,721,143	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,190,000		1,164,867	(a)(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	590,000		606,858	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	150,000		156,277	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	950,000		966,924	(a)(d)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,320,000		1,110,437
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,790,000		1,781,050
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	880,000		847,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	320,000		303,500	(b)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,410,000		1,314,811	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,000,000		1,847,500	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	1,880,000	CAD	1,172,763	(a)

Total Oil, Gas & Consumable Fuels					13,781,157

TOTAL ENERGY					15,658,656

FINANCIALS - 1.3%
Diversified Financial Services - 1.3%
Werner FinCo LP/Werner FinCo Inc., Senior Notes	8.750%	7/15/25	1,000,000		982,915	(a)(b)

HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 3.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	2,390,000		2,372,821	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report

[840620.TX]3

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 5.1%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	2,640,000	$2,469,496	(a)(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,500,000	1,456,665	(a)(b)

Total Health Care Providers & Services				3,926,161

Pharmaceuticals - 0.8%
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	570,000	644,812	(a)

TOTAL HEALTH CARE				6,943,794

INDUSTRIALS - 8.5%
Commercial Services & Supplies - 2.6%
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	280,000	292,613	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	150,000	154,853	(a)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	1,510,000	1,554,813	(a)(b)

Total Commercial Services & Supplies				2,002,279

Machinery - 0.3%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	220,000	219,359	(a)

Marine - 1.6%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,610,000	1,279,547	(a)(b)

Road & Rail - 2.1%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,530,000	1,645,515	(a)(b)

Trading Companies & Distributors - 1.9%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	530,000	421,570	(a)
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,003,963	1,054,161	(b)

Total Trading Companies & Distributors				1,475,731

TOTAL INDUSTRIALS				6,622,431

INFORMATION TECHNOLOGY - 1.6%
Software - 0.2%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,733,634	130,023	(a)(b)(e)(f)(g)

Technology Hardware, Storage & Peripherals - 1.4%
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	1,000,000	1,081,139	(b)

TOTAL INFORMATION TECHNOLOGY				1,211,162

MATERIALS - 7.2%
Chemicals - 1.3%
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,220,000	1,024,800	(a)(b)

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	3

[840620.TX]4

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 3.3%
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	2,420,000	$2,509,745	(b)

Metals & Mining - 0.9%
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	860,000	693,831	(a)

Paper & Forest Products - 1.7%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	1,035,415
Mercer International Inc., Senior Notes	7.375%	1/15/25	280,000	297,034

Total Paper & Forest Products				1,332,449

TOTAL MATERIALS				5,560,825

REAL ESTATE - 3.0%
Real Estate Management & Development - 3.0%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	970,000	1,006,365	(a)
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	1,303,000	1,332,305	(b)

TOTAL REAL ESTATE				2,338,670

TOTAL CORPORATE BONDS & NOTES (Cost - $58,389,936)				56,675,689

SENIOR LOANS - 34.7%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Buzz Merger Sub Ltd., Initial Term Loan	—	1/22/27	950,000	955,344	(h)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	11/1/24	533,424	419,571	(i)(j)(k)

TOTAL COMMUNICATION SERVICES				1,374,915

CONSUMER DISCRETIONARY - 9.7%
Commercial Services & Supplies - 1.2%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan	5.400-5.410%	8/25/25	977,625	962,960	(f)(i)(j)(k)

Hotels, Restaurants & Leisure - 6.6%
Affinity Gaming LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	9.895%	1/31/25	2,110,000	2,026,039	(i)(j)(k)
CEC Entertainment Inc., Term Loan B (1 mo. USD LIBOR + 6.500%)	8.145%	8/17/26	967,575	932,802	(i)(j)(k)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.150%	6/8/23	992,220	996,166	(i)(j)(k)
Station Casinos LLC, Term Loan Facility B1	—	1/31/27	1,120,000	1,118,600	(h)

Total Hotels, Restaurants & Leisure				5,073,607

See Notes to Schedule of Investments.

4	Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report

[840620.TX]5

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.9%
Isagenix International LLC, Term Loan (3 mo. USD LIBOR + 5.750%)	7.697%	6/16/25	924,391	$515,348	(i)(j)(k)
Spencer Spirit IH LLC, Initial Term Loan	6.000-9.750%	6/12/26	999,645	993,397	(i)(j)(k)

Total Specialty Retail				1,508,745

TOTAL CONSUMER DISCRETIONARY				7,545,312

CONSUMER STAPLES - 2.6%
Food Products - 2.6%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	9.486%	10/1/26	350,000	343,875	(i)(j)(k)
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	9.620%	7/5/21	1,710,000	1,638,394	(i)(j)(k)

TOTAL CONSUMER STAPLES				1,982,269

FINANCIALS - 4.4%
Diversified Financial Services - 1.2%
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.000%)	6.645%	4/16/25	975,150	931,268	(f)(i)(j)(k)

Insurance - 3.2%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	6.777%	8/15/25	1,608,125	1,479,475	(f)(i)(j)(k)
AmeriLife Group LLC, First Lien Delayed Draw Term Loan	4.500-6.145%	6/12/26	125,492	125,806	(f)(h)(i)(j)(k)
AmeriLife Group LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	6/12/26	893,812	896,047	(f)(h)(i)(j)(k)

Total Insurance				2,501,328

TOTAL FINANCIALS				3,432,596

HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.1%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.445%	4/22/24	991,418	850,141	(i)(j)(k)

Health Care Providers & Services - 4.0%
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	6/14/24	967,575	971,203	(f)(i)(j)(k)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.695%	6/7/23	490,000	483,671	(i)(j)(k)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.145%	8/6/26	1,000,000	1,006,250	(i)(j)(k)
Radnet Management Inc., First Lien Term Loan B1	5.350-7.250%	6/30/23	603,000	604,884	(f)(i)(j)(k)

Total Health Care Providers & Services				3,066,008

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	5

[840620.TX]6

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.8%
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.250%)	7.895%	2/13/26	650,000	$648,375	(f)(i)(j)(k)

TOTAL HEALTH CARE				4,564,524

INDUSTRIALS - 0.9%
Commercial Services & Supplies - 0.9%
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.660%	10/23/26	687,065	693,335	(i)(j)(k)

INFORMATION TECHNOLOGY - 4.9%
IT Services - 3.6%
Access CIG LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	9.527%	2/13/26	729,016	729,016	(i)(j)(k)
Datto Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	4/2/26	1,024,850	1,031,255	(i)(j)(k)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.130%	4/26/24	1,024,850	1,031,896	(i)(j)(k)

Total IT Services				2,792,167

Software - 1.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.645%	10/16/26	970,000	972,425	(i)(j)(k)

TOTAL INFORMATION TECHNOLOGY				3,764,592

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Corecivic Inc., Term Loan	—	12/12/24	890,000	884,438	(h)

Real Estate Management & Development - 1.6%
Coastal Construction Corp., Delayed Draw Term Loan	—	10/10/24	330,000	325,017	(e)(f)(h)
Coastal Construction Products LLC, Term Loan B (1 mo. USD LIBOR + 5.125%)	6.775%	9/4/24	941,743	927,522	(e)(f)(i)(j)(k)

Total Real Estate Management & Development				1,252,539

TOTAL REAL ESTATE				2,136,977

See Notes to Schedule of Investments.

6	Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report

[840620.TX]7

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.8%
Electric Utilities - 1.8%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	9.645%	2/7/23	1,393,450	$1,401,724	(g)(h)(i)(j)(k)

TOTAL SENIOR LOANS (Cost - $27,577,272)				26,896,244

			SHARES
PREFERRED STOCKS - 4.0%
FINANCIALS - 1.3%
Capital Markets - 1.3%
B. Riley Financial Inc.	6.875%		39,600	1,003,860

INDUSTRIALS - 2.7%
Trading Companies & Distributors - 2.7%
General Finance Corp.	8.125%		79,875	2,088,731

TOTAL PREFERRED STOCKS (Cost - $2,986,875)				3,092,591

INVESTMENTS IN UNDERLYING FUNDS - 2.4%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost - $1,894,200)			70,000	1,880,200

COMMON STOCKS - 1.6%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Berry Petroleum Corp.			34,111	233,661
Montage Resources Corp.			44,717	163,217	*

TOTAL ENERGY				396,878

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Option Care Health Inc.			25,307	105,783	*

UTILITIES - 1.0%
Electric Utilities - 1.0%
Panda Temple Power LLC			34,010	765,225	*(f)

TOTAL COMMON STOCKS (Cost - $4,534,493)				1,267,886

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.4%
Option Care Health Inc. (Cost - $40,338)		6/29/27	113,016	324,130	*(e)(f)

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	7

[840620.TX]8

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.1%
ERP Iron Ore LLC (Cost - $40,804)	8.000%	12/31/20	40,803	$40,600	*(a)(c)(e)(f)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $95,463,918)				90,177,340

SHORT-TERM INVESTMENTS - 4.9%
REPURCHASE AGREEMENTS - 1.9%
Bank of America N.A. repurchase agreement dated 1/31/20; Proceeds at maturity - $1,500,196, (Fully collateralized by U.S. government agency obligations, 1.625% due 2/15/ 26; Market value - $1,530,296) (Cost - $1,500,000)	1.570%	2/3/20	1,500,000	1,500,000

			Shares
MONEY MARKET FUNDS - 3.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,319,985)	1.519%		2,319,985	2,319,985

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,819,985)				3,819,985

TOTAL INVESTMENTS - 121.3% (Cost - $99,283,903)				93,997,325
Liabilities in Excess of Other Assets - (21.3)%				(16,504,155)

TOTAL NET ASSETS - 100.0%				$77,493,170

See Notes to Schedule of Investments.

8	Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report

[840620.TX]9

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement .

(c)	The coupon payment on these securities is currently in default as of January 31, 2020.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	All or a portion of this loan is unfunded as of January 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	569,230	CAD	737,939	Citibank N.A.	4/17/20	$11,637

Abbreviations used in this table:

CAD	— Canadian Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	9

[840620.TX]10

Notes to Schedule of Investments

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings) in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the SEC’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any

10

[840620.TX]11

Notes to Schedule of Investments (unaudited) (continued)

transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$1,081,139	$130,023	$1,211,162
Other Corporate Bonds & Notes	—	55,464,527	—	55,464,527
Senior Loans:
Consumer Discretionary	—	6,582,352	962,960	7,545,312
Financials	—	—	3,432,596	3,432,596
Health Care	—	2,340,062	2,224,462	4,564,524
Real Estate	—	884,438	1,252,539	2,136,977
Other Senior Loans	—	9,216,835	—	9,216,835
Preferred Stocks	$3,092,591	—	—	3,092,591
Investments in Underlying Funds	1,880,200	—	—	1,880,200
Common Stocks:
Utilities	—	—	765,225	765,225
Other Common Stocks	502,661	—	—	502,661
Warrants	—	—	324,130	324,130
Asset-Backed Securities	—	—	40,600	40,600

Total Long-Term Investments	5,475,452	75,569,353	9,132,535	90,177,340

Short-Term Investments†:
Repurchase Agreements	—	1,500,000	—	1,500,000
Money Market Funds	2,319,985	—	—	2,319,985

Total Short-Term Investments	2,319,985	1,500,000	—	3,819,985

Total Investments	$7,795,437	$77,069,353	$9,132,535	$93,997,325

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[840620.TX]12

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,637	—	$11,637

Total	$7,795,437	$77,080,990	$9,132,535	$94,008,962

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF APRIL 30, 2019		ACCRUED PREMIUMS/ DISCOUNTS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)[1]	PURCHASES
Corporate Bonds & Notes:
Energy	$0	*	—	$0 *	—	—
Health Care	1,819,941		$2,526	278,668	$(195,788)	$78,677
Information Technology	—		—	—	—	—
Senior Loans:
Consumer Discretionary	728,269		41,811	(775,769)	169,501	—
Consumer Staples	965,033		558	(3,371)	12,636	—
Financials	2,581,257		1,363	175	(127,505)	1,019,064
Health Care	—		519	23	12,786	960,300
Real Estate	1,290,416		1,650	375	6,317	—
Common Stocks:
Utilities	731,215		—	—	34,010	—
Warrants	121,135		—	0 *	216,442	40,338
Asset-Backed Securities	56,922		—	—	82	—

Total	$8,294,188		$48,427	$(499,899)	$128,481	$2,098,379

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[840620.TX]13

Notes to Schedule of Investments (unaudited) (cont’d)

INVESTMENTS IN SECURITIES (cont’d)	SALES	TRANSFERS INTO LEVEL 3[2]	TRANSFERS OUT OF LEVEL 3	BALANCE AS OF JANUARY 31, 2020	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT JANUARY 31, 2020[1]
Corporate Bonds & Notes:
Energy	$(0)*	—	—	—	—
Health Care	(1,984,024)	—	—	—	—
Information Technology	—	$130,023	—	$130,023	—
Senior Loans:
Consumer Discretionary	(163,812)	962,960	—	962,960	—
Consumer Staples	(974,856)	—	—	—	—
Financials	(41,758)	—	—	3,432,596	$(127,505)
Health Care	(2,425)	1,253,259	—	2,224,462	12,786
Real Estate	(46,219)	—	—	1,252,539	6,317
Common Stocks:
Utilities	—	—	—	765,225	34,010
Warrants	(53,785)	—	—	324,130	283,792
Asset-Backed Securities	(16,404)	—	—	40,600	82

Total	$(3,283,283)	$2,346,242	—	$9,132,535	$209,482

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

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[840620.TX]14

Notes to Schedule of Investments (unaudited) (cont’d)

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	FAIR VALUE AT 1/31/20 (000’S)	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT(S)	RANGE/AVERAGE	IMPACT TO VALUATION FROM AN INCREASE IN INPUT*
Senior Loans	$1,253	Market Approach	Yield to Maturity	2.147%-7.343% range 3.950% average	Decrease

			Transaction Spread	3.208%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

14